Trade Payables - Schedule of Trade Payables (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Schedule of Trade Payables [Abstract]
Open accounts	$ 961	$ 1,035
Accrued expenses	349	880
Total	$ 1,310	$ 1,915